Tax Status of Plan - Additional Information (Details) - EBP 011 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	false
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember